NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
Schedule of calculation of basic and diluted net loss per share

	Years ended December 31,
	2022	2023	2024
Numerator:
Net loss attributable to ordinary shareholders	$(12,648)	$(31,632)	$(36,144)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	19,976,596	26,593,673	30,538,378
Net loss per share – basic and diluted	$(0.63)	$(1.19)	$(1.18)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	Years ended December 31,
	2022	2023	2024
Outstanding share options	3,576,403	4,202,087	5,130,218
Outstanding warrants	169,302	978,673	876,445
Total	3,745,705	5,180,760	6,006,663